Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2019	Oct. 31, 2018
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 138,916	$ 128,258
Investment securities	102,075	94,608
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	22,962	16,776
Investment securities	6,117	4,713
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 1,673	$ 1,348